Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	1 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Successor [Member]
Preferred stock, no par value
Preferred stock, authorized	Unlimited
Preferred stock, issued
Preferred stock, outstanding
Common stock, no par value
Common stock, authorized	Unlimited
Common stock, issued	85,562,769
Common stock, outstanding	85,562,769
Predecessor [Member] | NPS Holdings Limited [Member]
Preferred stock, no par value
Preferred stock, authorized		Unlimited
Preferred stock, issued
Preferred stock, outstanding
Common stock, no par value		$ 1,000
Common stock, authorized		370,000,000
Common stock, issued		342,250,000
Common stock, outstanding		342,250,000